Subsequent events (Details) - EUR (€)							12 Months Ended
	Mar. 11, 2022	Apr. 01, 2021	Mar. 17, 2021	Jul. 28, 2020	Jul. 27, 2020	Mar. 06, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Capital increase, net		€ 11,077.5	€ 735		€ 180		€ 0	€ 102,942,000	€ 28,079,000
Par value per share (euro per share)							€ 0.03	€ 0.03	€ 0.03
Equity							€ 26,790,000	€ 70,468,000	€ (1,908,000)	€ 14,243,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (euro per share)	€ 0.03
Share capital Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Capital increase, net				€ 99,000		€ 9,000	€ 12,000	€ 361,000	€ 77,000
Capital increase, net (in shares)				3,300,000	6,000	316,083	393,750	12,017,083	2,566,666
Equity							€ 1,044,776.16	€ 1,032,963.66	€ 672,451.17	€ 589,000
Share capital Ordinary shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Capital increase, net	€ 1,500
Capital increase, net (in shares)	50,000
Equity	€ 1,046,276.16
Share capital Ordinary shares | Major ordinary share transactions | AGA 2020
Disclosure of non-adjusting events after reporting period [line items]
Capital increase, net (in shares)	50,000